ACQUISITION OF MUSSELWHITE MINE - Preliminary Price Allocations (Details) - Musselwhite Mine Holdco $ in Thousands	Feb. 28, 2025 USD ($)
ACQUISITION OF MUSSELWHITE MINE
Trade and other receivables	$ 4,636
Value added taxes recoverable	15
Inventory	38,847
Prepaid expenses	84
Property, plant and equipment	1,097,442
Trade payables and accrued liabilities	(42,280)
Site closure provision	(49,709)
Deferred tax liabilities	237,905
Total assets acquired and liabilities assumed, net	811,130
Preliminary
ACQUISITION OF MUSSELWHITE MINE
Trade and other receivables	4,271
Value added taxes recoverable	1,381
Inventory	38,847
Prepaid expenses	142
Property, plant and equipment	1,105,342
Trade payables and accrued liabilities	(45,118)
Site closure provision	(52,377)
Deferred tax liabilities	236,984
Total assets acquired and liabilities assumed, net	815,504
Provisional Adjustments
ACQUISITION OF MUSSELWHITE MINE
Trade and other receivables	365
Value added taxes recoverable	(1,366)
Prepaid expenses	(58)
Property, plant and equipment	(7,900)
Trade payables and accrued liabilities	2,838
Site closure provision	2,668
Deferred tax liabilities	921
Total assets acquired and liabilities assumed, net	$ (4,374)